Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Results of Businesses
Table 100: Results of Businesses

Year ended December 31 In millions	Retail Banking	Corporate & Institutional Banking	Asset Management Group	Other	Consolidated (a)
2019
Income Statement
Net interest income	$5,520	$3,637	$288	$520	$9,965
Noninterest income	2,648	2,537	991	698	6,874
Total revenue	8,168	6,174	1,279	1,218	16,839
Provision for credit losses (benefit)	517	284	(1)	(27)	773
Depreciation and amortization	230	198	62	545	1,035
Other noninterest expense	5,831	2,615	877	216	9,539
Income from continuing operations before income taxes (benefit) and noncontrolling interests	1,590	3,077	341	484	5,492
Income taxes (benefit)	377	629	79	(184)	901
Net income from continuing operations	$1,213	$2,448	$262	$668	$4,591
Average Assets	$92,959	$164,243	$7,360	$135,773	$400,335
2018
Income Statement
Net interest income	$5,119	$3,551	$287	$764	$9,721
Noninterest income	2,631	2,406	892	540	6,469
Total revenue	7,750	5,957	1,179	1,304	16,190
Provision for credit losses (benefit)	373	85	2	(52)	408
Depreciation and amortization	206	186	52	496	940
Other noninterest expense	5,772	2,520	861	203	9,356
Income from continuing operations before income taxes (benefit) and noncontrolling interests	1,399	3,166	264	657	5,486
Income taxes (benefit)	335	658	62	(127)	928
Net income from continuing operations	$1,064	$2,508	$202	$784	$4,558
Average Assets	$89,739	$154,119	$7,423	$126,954	$378,235
2017
Income Statement
Net interest income	$4,625	$3,396	$287	$800	$9,108
Noninterest income	2,236	2,271	881	756	6,144
Total revenue	6,861	5,667	1,168	1,556	15,252
Provision for credit losses (benefit)	347	160	1	(67)	441
Depreciation and amortization	177	184	50	510	921
Other noninterest expense	5,569	2,370	855	683	9,477
Income from continuing operations before income taxes (benefit) and noncontrolling interests	768	2,953	262	430	4,413
Income taxes (benefit)	321	520	75	(1,101)	(185)
Net income from continuing operations	$447	$2,433	$187	$1,531	$4,598
Average Assets	$88,663	$148,414	$7,511	$127,181	$371,769

(a)	There were no material intersegment revenues for 2019, 2018 and 2017.